UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/11 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and defense (2.9%)

General Dynamics Corp.	60,700	$4,420,174

Honeywell International, Inc.	63,800	3,906,474

L-3 Communications Holdings, Inc.	79,400	6,367,086

Northrop Grumman Corp.(S)	115,800	7,366,038

Precision Castparts Corp.	36,900	5,701,788

Raytheon Co.	75,060	3,644,163

Safran SA (France)(S)	80,104	3,118,112

United Technologies Corp.	127,900	11,457,280

		45,981,115
Air freight and logistics (0.4%)

United Parcel Service, Inc. Class B	85,900	6,439,923

		6,439,923
Airlines (0.1%)

United Continental Holdings, Inc.(NON)	71,900	1,640,758

		1,640,758
Auto components (0.7%)

Autoliv, Inc. (Sweden)	52,000	4,166,760

Lear Corp.	63,200	3,232,048

TRW Automotive Holdings Corp.(NON)	74,411	4,245,892

		11,644,700
Automobiles (0.5%)

Ford Motor Co.(NON)(S)	340,600	5,269,082

General Motors Co.(NON)	96,100	3,083,849

		8,352,931
Beverages (2.5%)

Coca-Cola Co. (The)	280,100	18,895,546

Coca-Cola Enterprises, Inc.	347,900	9,883,839

PepsiCo, Inc.	164,100	11,304,849

		40,084,234
Biotechnology (1.0%)

Amgen, Inc.(NON)(S)	115,700	6,577,545

Celgene Corp.(NON)	72,100	4,245,248

Cubist Pharmaceuticals, Inc.(NON)	63,100	2,135,935

Dendreon Corp.(NON)	51,900	2,254,017

		15,212,745
Capital markets (2.8%)

Ameriprise Financial, Inc.	79,400	4,927,564

Apollo Global Management, LLC. Class A(NON)	120,400	2,176,832

BlackRock, Inc.	40,403	7,916,564

Goldman Sachs Group, Inc. (The)	106,800	16,127,868

Legg Mason, Inc.	98,900	3,674,135

Morgan Stanley	228,900	5,985,735

State Street Corp.	84,400	3,928,820

		44,737,518
Chemicals (2.9%)

Albemarle Corp.	62,458	4,406,412

Dow Chemical Co. (The)(S)	202,843	8,314,535

E.I. du Pont de Nemours & Co.	144,100	8,183,439

Eastman Chemical Co.	30,900	3,314,025

Huntsman Corp.(S)	264,821	5,521,518

LyondellBasell Industries NV Class A (Netherlands)(NON)	150,200	6,683,900

PPG Industries, Inc.	53,900	5,102,713

W.R. Grace & Co.(NON)(S)	84,737	3,843,670

		45,370,212
Commercial banks (2.3%)

Bond Street Holdings, LLC 144A Class A(F)(NON)	206,701	4,237,371

First Southern Bancorp, Inc. Class B(F)(NON)	112,320	1,404,000

NBH Holdings Corp. 144A Class A(NON)	159,300	2,835,540

PNC Financial Services Group, Inc.	53,300	3,322,722

SunTrust Banks, Inc.	189,600	5,344,824

Wells Fargo & Co.	648,598	18,880,688

		36,025,145
Commercial services and supplies (0.2%)

Avery Dennison Corp.(S)	73,000	3,047,020

		3,047,020
Communications equipment (2.0%)

Cisco Systems, Inc.	623,100	10,941,636

Motorola Solutions, Inc.	48,157	2,209,443

Nokia Corp. ADR (Finland)(S)	222,100	2,049,983

Qualcomm, Inc.	287,600	16,347,184

		31,548,246
Computers and peripherals (5.4%)

Apple, Inc.(NON)	107,967	37,597,348

EMC Corp.(NON)(S)	471,700	13,367,978

Hewlett-Packard Co.	520,640	21,018,237

SanDisk Corp.(NON)	213,100	10,471,734

Seagate Technology(NON)	201,900	3,557,478

		86,012,775
Construction and engineering (0.3%)

KBR, Inc.	132,100	5,068,677

		5,068,677
Consumer finance (0.8%)

Air Lease Corp.(NON)(S)	157,551	4,348,408

Capital One Financial Corp.	91,800	5,024,214

Discover Financial Services	116,400	2,891,376

		12,263,998
Containers and packaging (0.3%)

Rock-Tenn Co. Class A(S)	22,200	1,533,354

Sealed Air Corp.	120,500	3,105,285

		4,638,639
Diversified financial services (4.1%)

Bank of America Corp.	1,222,742	15,015,272

Citigroup, Inc.(NON)	2,274,800	10,441,332

CME Group, Inc.	19,200	5,678,784

JPMorgan Chase & Co.	749,473	34,198,453

		65,333,841
Diversified telecommunication services (2.4%)

AT&T, Inc.	504,005	15,684,636

Iridium Communications, Inc.(NON)(S)	880,697	6,895,858

Verizon Communications, Inc.	417,100	15,758,038

		38,338,532
Electric utilities (1.1%)

Edison International	228,200	8,961,414

Entergy Corp.	77,500	5,403,300

NV Energy, Inc.	228,400	3,469,396

		17,834,110
Electrical equipment (0.2%)

Emerson Electric Co.	55,700	3,384,332

		3,384,332
Electronic equipment, instruments, and components (0.1%)

Corning, Inc.	107,400	2,248,956

		2,248,956
Energy equipment and services (2.2%)

National Oilwell Varco, Inc.	137,200	10,521,868

Oceaneering International, Inc.(NON)	39,700	3,470,574

Schlumberger, Ltd.	186,324	16,722,579

Transocean, Ltd. (Switzerland)(NON)	28,400	2,066,100

Weatherford International, Ltd. (Switzerland)(NON)	111,400	2,404,012

		35,185,133
Food and staples retail (1.9%)

CVS Caremark Corp.	139,610	5,059,466

Safeway, Inc.(S)	220,100	5,350,631

Walgreen Co.	197,100	8,420,112

Wal-Mart Stores, Inc.	202,900	11,155,442

		29,985,651
Food products (0.5%)

H.J. Heinz Co.	52,100	2,669,083

Hershey Co. (The)	57,300	3,306,783

Smithfield Foods, Inc.(NON)(S)	118,600	2,794,216

		8,770,082
Health-care equipment and supplies (1.3%)

Baxter International, Inc.	148,900	8,472,410

Medtronic, Inc.	225,400	9,410,450

St. Jude Medical, Inc.	55,900	2,987,296

		20,870,156
Health-care providers and services (3.3%)

Aetna, Inc.	267,100	11,052,598

AmerisourceBergen Corp.(S)	111,700	4,539,488

Cardinal Health, Inc.	61,900	2,704,411

CIGNA Corp.	115,262	5,397,719

Coventry Health Care, Inc.(NON)	63,800	2,058,826

Lincare Holdings, Inc.(S)	102,200	3,211,124

McKesson Corp.	141,300	11,729,313

UnitedHealth Group, Inc.	88,200	4,342,086

WellPoint, Inc.(S)	96,700	7,425,593

		52,461,158
Hotels, restaurants, and leisure (1.2%)

Carnival Corp.	98,500	3,749,895

McDonald's Corp.	168,700	13,210,897

Wyndham Worldwide Corp.(S)	79,000	2,734,190

		19,694,982
Household durables (0.2%)

Newell Rubbermaid, Inc.	162,047	3,088,616

		3,088,616
Household products (2.2%)

Colgate-Palmolive Co.	57,700	4,866,995

Energizer Holdings, Inc.(NON)(S)	42,500	3,210,025

Kimberly-Clark Corp.(S)	99,000	6,539,940

Procter & Gamble Co. (The)(S)	313,100	20,320,190

		34,937,150
Independent power producers and energy traders (0.5%)

AES Corp. (The)(NON)	631,500	8,361,060

		8,361,060
Industrial conglomerates (2.6%)

General Electric Co.	1,209,600	24,736,320

Tyco International, Ltd.	328,000	15,986,720

		40,723,040
Insurance (3.7%)

ACE, Ltd.	156,400	10,517,900

Aflac, Inc.	53,800	3,023,022

Assurant, Inc.	139,200	5,526,240

Berkshire Hathaway, Inc. Class B(NON)(S)	71,880	5,987,604

Hartford Financial Services Group, Inc. (The)	110,100	3,189,597

MBIA, Inc.(NON)(S)	127,178	1,312,477

MetLife, Inc.	142,466	6,665,984

Prudential Financial, Inc.	114,100	7,236,222

RenaissanceRe Holdings, Ltd.(S)	48,400	3,401,552

Travelers Cos., Inc. (The)(S)	135,100	8,549,128

XL Group PLC	123,600	3,018,312

		58,428,038
Internet and catalog retail (0.2%)

Expedia, Inc.	117,900	2,951,037

		2,951,037
Internet software and services (1.1%)

Google, Inc. Class A(NON)	30,733	16,721,825

		16,721,825
IT Services (3.9%)

Accenture PLC Class A(S)	123,063	7,030,589

Alliance Data Systems Corp.(NON)(S)	38,000	3,610,000

Gartner, Inc.(NON)	105,776	4,538,848

IBM Corp.	220,600	37,629,948

Mastercard, Inc. Class A	12,000	3,310,680

Unisys Corp.(NON)	89,780	2,664,670

Western Union Co. (The)(S)	149,000	3,166,250

		61,950,985
Leisure equipment and products (0.5%)

Hasbro, Inc.	153,900	7,208,676

		7,208,676
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.(NON)(S)	169,500	8,459,745

		8,459,745
Machinery (3.1%)

AGCO Corp.(NON)(S)	56,700	3,264,786

Caterpillar, Inc.	29,200	3,369,972

CNH Global NV (Netherlands)(NON)	95,825	4,628,348

Deere & Co.(S)	49,400	4,816,500

Eaton Corp.	84,600	4,528,638

Ingersoll-Rand PLC(S)	181,700	9,175,850

Pall Corp.	32,700	1,910,988

Parker Hannifin Corp.	118,900	11,214,648

Timken Co.	96,900	5,464,191

		48,373,921
Media (4.2%)

CBS Corp. Class B	304,700	7,684,534

Comcast Corp. Class A	672,100	17,635,904

DIRECTV Class A(NON)	197,564	9,599,635

Interpublic Group of Companies, Inc. (The)	521,700	6,129,975

McGraw-Hill Cos., Inc. (The)	99,600	4,030,812

Omnicom Group, Inc.	79,400	3,905,686

Time Warner Cable, Inc.(S)	104,600	8,172,398

Time Warner, Inc.(S)	127,866	4,841,007

Walt Disney Co. (The)(S)	98,300	4,236,730

		66,236,681
Metals and mining (1.1%)

Cliffs Natural Resources, Inc.	22,300	2,089,956

Freeport-McMoRan Copper & Gold, Inc. Class B	191,400	10,532,742

Teck Resources Limited Class B (Canada)	49,600	2,690,800

Walter Energy, Inc.(S)	18,400	2,543,248

		17,856,746
Multiline retail (0.4%)

Target Corp.	135,300	6,643,230

		6,643,230
Multi-utilities (0.5%)

Ameren Corp.	270,128	7,917,452

		7,917,452
Office electronics (0.2%)

Xerox Corp.	258,800	2,611,292

		2,611,292
Oil, gas, and consumable fuels (11.2%)

Alpha Natural Resources, Inc.(NON)(S)	79,100	4,601,247

Apache Corp.	57,800	7,708,786

Chevron Corp.	372,900	40,810,176

Cimarex Energy Co.	49,800	5,507,382

ConocoPhillips	146,600	11,571,138

Devon Energy Corp.(S)	84,000	7,644,000

Exxon Mobil Corp.	489,862	43,107,856

Linn Energy, LLC (Units)	74,700	3,016,386

Marathon Oil Corp.	208,600	11,272,744

Noble Energy, Inc.	35,000	3,369,450

Occidental Petroleum Corp.	245,700	28,081,053

Plains Exploration & Production Co.(NON)(S)	92,300	3,511,092

Scorpio Tankers, Inc. (Monaco)(NON)(S)	199,955	2,353,470

Sunoco, Inc.	93,700	3,997,242

		176,552,022
Paper and forest products (0.2%)

MeadWestvaco Corp.(S)	87,900	2,961,351

		2,961,351
Personal products (0.2%)

Estee Lauder Cos., Inc. (The) Class A	25,300	2,454,100

		2,454,100
Pharmaceuticals (5.9%)

Abbott Laboratories	184,300	9,590,972

Johnson & Johnson	525,800	34,555,576

Merck & Co., Inc.	271,900	9,774,805

Novartis AG ADR (Switzerland)	74,600	4,414,082

Pfizer, Inc.	1,630,626	34,177,921

Somaxon Pharmaceuticals, Inc.(NON)(S)	124,777	336,898

		92,850,254
Road and rail (1.3%)

Avis Budget Group, Inc.(NON)(S)	173,500	3,289,560

CSX Corp.	51,900	4,084,011

Kansas City Southern(NON)	33,700	1,958,307

Ryder System, Inc.	78,900	4,221,150

Union Pacific Corp.(S)	62,500	6,466,875

		20,019,903
Real estate investment trusts (REITs) (0.8%)

Campus Crest Communities, Inc.(R)	138,521	1,637,318

CBL & Associates Properties, Inc.(R)(S)	121,501	2,256,274

HCP, Inc.(R)(S)	80,549	3,191,351

Terreno Realty Corp.(R)	76,874	1,303,783

Weyerhaeuser Co.(R)	171,200	3,939,312

		12,328,038
Semiconductors and semiconductor equipment (2.8%)

Altera Corp.(S)	80,500	3,920,350

Applied Materials, Inc.	254,800	3,997,812

First Solar, Inc.(NON)(S)	22,900	3,196,153

Intel Corp.	505,800	11,729,502

Lam Research Corp.(NON)	88,400	4,270,604

Novellus Systems, Inc.(NON)	126,500	4,060,650

Texas Instruments, Inc.(S)	366,000	13,003,980

		44,179,051
Software (4.4%)

Adobe Systems, Inc.(NON)(S)	100,600	3,375,130

Autodesk, Inc.(NON)	77,200	3,472,456

BMC Software, Inc.(NON)	87,400	4,390,102

CA, Inc.	326,000	8,016,340

Check Point Software Technologies, Ltd. (Israel)(NON)(S)	51,900	2,850,867

Microsoft Corp.	796,300	20,719,726

Oracle Corp.	722,300	26,038,915

		68,863,536
Specialty retail (2.2%)

ANN, Inc.(NON)	166,500	5,196,465

Bed Bath & Beyond, Inc.(NON)	44,800	2,514,176

Best Buy Co., Inc.	145,900	4,554,998

GNC Holdings, Inc. Class A(NON)	152,102	2,897,543

Limited Brands, Inc.(S)	164,500	6,770,820

Lowe's Cos., Inc.	284,200	7,460,250

OfficeMax, Inc.(NON)(S)	221,800	2,209,128

Signet Jewelers, Ltd. (Bermuda)(NON)	69,500	3,040,625

		34,644,005
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	83,000	4,964,230

Fossil, Inc.(NON)(S)	29,000	2,777,620

VF Corp.(S)	29,500	2,966,520

		10,708,370
Tobacco (1.8%)

Philip Morris International, Inc.	406,500	28,227,360

		28,227,360

Total common stocks (cost $1,405,682,582)		$1,578,433,053

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	16,345	$1,424,058

Total convertible preferred stocks (cost $1,634,500)		$1,424,058

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired 12/17/09, cost $192,000)(F)(RES)(NON)	192	$192,000

Total preferred stocks (cost $192,000)		$192,000

SHORT-TERM INVESTMENTS (10.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	156,921,118	$156,921,118

Putnam Money Market Liquidity Fund 0.08%(e)	768,513	768,513

Total short-term investments (cost $157,689,631)		$157,689,631

TOTAL INVESTMENTS

Total investments (cost $1,565,198,713)(b)		$1,737,738,742

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,581,098,606.
(b)	The aggregate identified cost on a tax basis is $1,569,754,509, resulting in gross unrealized appreciation and depreciation of $260,892,213 and $92,907,980, respectively, or net unrealized appreciation of $167,984,233.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $192,000, or less than 0.1% of net assets.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $153,174,181. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $156,921,118 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,796 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $107,929,802 and $109,236,646, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Securities on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$171,173,228	$—	$—
Consumer staples	144,458,577	—	—
Energy	211,737,155	—	—
Financials	220,639,667	2,835,540	5,641,371
Health care	189,854,058	—	—
Industrials	171,560,577	3,118,112	—
Information technology	314,136,666	—	—
Materials	70,826,948	—	—
Telecommunication services	38,338,532	—	—
Utilities	34,112,622	—	—
Total common stocks	1,566,838,030	5,953,652	5,641,371
Convertible preferred stocks	—	1,424,058	—
Preferred stocks	—	—	192,000
Short-term investments	768,513	156,921,118	—

Totals by level	$1,567,606,543	$164,298,828	$5,833,371

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011